Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Goodwill
GOODWILL
Goodwill consists of the following:

(In thousands)	Gross Carrying Value	Cumulative Amortization	Cumulative Impairment Losses	Goodwill, Net
Goodwill, net by Reportable Segment:
Las Vegas Locals	$593,567	$—	$(165,479)	$428,088
Downtown Las Vegas	6,997	(6,134)	—	863
Midwest and South	471,735	—	(12,462)	459,273
Balance, December 31, 2017	$1,072,299	$(6,134)	$(177,941)	$888,224

Changes in Goodwill
During the year ended December 31, 2017 and 2016, we recorded $61.7 million and $153.6 million of goodwill, respectively, in our Las Vegas Locals segment related to our acquisitions of Aliante on September 27, 2016 and Cannery and Eastside Cannery on December 20, 2016 as the acquisition accounting was finalized in the current year (see Note 2, Acquisitions and Divestitures).

Goodwill decreased approximately $12.5 million during 2016 due to an impairment in the Midwest and South segment.

The following table sets forth the changes in our goodwill, net, during the years ended December 31, 2017, 2016 and 2015.

(In thousands)	Goodwill, Net
Balance, January 1, 2015	$685,310
Additions	—
Impairments	—
Balance, December 31, 2015	685,310
Additions	153,628
Impairments	(12,462)
Balance, December 31, 2016	826,476
Additions	—
Impairments	—
Final purchase price adjustment	61,748
Balance, December 31, 2017	$888,224